Income Taxes (Details Textual) (USD $)	12 Months Ended			6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2012 U.S. federal [Member]	Dec. 31, 2011 U.S. federal [Member]	Dec. 31, 2010 U.S. federal [Member]	Jun. 30, 2012 German Authority [Member]	Dec. 31, 2011 German Authority [Member]	Dec. 31, 2010 German Authority [Member]
Income taxes (Textual)
Net operating loss carryforwards				$ 7,050,000	$ 6,000,000	$ 3,675,000	$ 500,000	$ 420,000	$ 125,000
Operating loss carryforwards expire	2027 through 2031			2027 through 2031
Percentage appropriation of valuation allowance as decided by management	100.00%	100.00%	100.00%